UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:     USAA MUTUAL FUND, INC.
                                      9800 Fredericksburg Road
                                      San Antonio, Texas  78288

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

            Growth Fund                           Short-Term Bond Fund
            Aggressive Growth Fund                Growth & Income Fund
            Income Stock Fund                     Science & Technology Fund
            Income Fund                           First Start Growth Fund
            Money Market Fund                     Small Cap Stock Fund
            High-Yield Opportunities Fund         Intermediate-Term Bond Fund
            Capital Growth Fund                   Value Fund

3.    Investment Company Act File Number:          811-2429

      Securities Act File Number:                  2-49560

4(a). Last day of the fiscal year for which this Form is filed:  July 31, 2006

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2):
      Not Applicable

4(c). Check box if this is the last time the issuer will be filing this Form:
      Not Applicable.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of
            securities sold during the
            fiscal year in pursuant to
            section 24(f):                                      $ 7,758,235,572

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                $ 5,547,125,168

      (iii) Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used
            to reduce registration fees
            payable to the Commission:      $             0
                                            ---------------

      (iv)  Total available redemption
            credits [add Items 5(ii) and
            5(iii):                                           - $ 5,547,125,168
                                                                ---------------

      (v)   Net sales -- if Item 5(i) is
            greater than Item 5(iv)
            [subtract Item 5(iv) from Item
            5(i)]:                                              $ 2,211,110,404

      -----------------------------------------------------
      (vi)  Redemption credits available    $             0
            for use in future years -- if
            Item 5(i) is less than Item
            5(iv) [subtract Item 5(iv) from
            Item 5(i)]:
      -----------------------------------------------------

      (vii) Multiplier for determining
            registration fee (See
            Instruction C.9):                                 x       0.0001070
                                                                ---------------

      (viii)Registration fee due [multiply
            Item 5(v) by Item 5(vii)]
            (enter "0" if no fee is due):                     =         236,589
                                                                ===============

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              + $           n/a
                                                                ---------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                              = $       236,589
                                                                ===============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: September 18, 2006
                                        ------------------
            Method of Delivery:

                               X   Wire Transfer
                              ---
                                    Mail or other means
                              ---

                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)* \s\ Robert Galindo, Jr.
                               ----------------------------------------

                               Robert Galindo, Jr., Assistant Treasurer
                               ----------------------------------------

      Date: September 20, 2006
            ------------------

 * Please print the name and title of the signing officer below the signature.